Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 – SUBSEQUENT EVENTS

The Company evaluated its September 30, 2015, condensed consolidated financial statements for subsequent events through November 9, 2015, the date the condensed consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

Stock issuance

On October 19, 2015, the Company granted a consultant 100,000 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $45,000. These shares vested immediately.

On October 26, 2015, the Company issued 25,556 shares of common stock in the Company in connection with the cashless exercise of a stock option for 41,851 shares of common stock at $0.155 per share with 16,295 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

In October and November 2015 (through November 9, 2015), the Company sold securities in a self-directed offering in the aggregate amount of $146,000 at $0.30 per unit. Each unit consisted of 1 share of restricted common stock (486,665 shares), 2 Class D warrants, each to purchase 1 share of restricted common stock at $0.10 per share, which expire March 31, 2020, and 1 Class E warrant to purchase 3/4 of 1 share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2014, consolidated financial statements for subsequent events through March 12, 2015, the date the consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

Short-term loan

On January 28, 2015, the Company received a short term loan in the amount of $30,000. The loan accrues interest at the rate of 3% per annum. Principal and interest are due on April 28, 2015.

Stock issuance

In February and March 2015, the Company sold securities in a self-directed offering in the aggregate amount of $340,000 at $0.30 per unit. Each unit consisted of 1 share of restricted common stock (1,133,331 shares), 2 Class D warrants, each to purchase 1 share of restricted common stock at $0.10 per share, which expire March 31, 2020, and 1 Class E warrant to purchase 3/4 of 1 share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.

Sale of equipment

On December 16, 2014, the Company entered into an agreement to sell laboratory equipment with a net book value of $0 for $95,000. One payment of $85,000 was received on December 26, 2014 with the balance being received on January 7, 2015. Final sale took place upon delivery of the equipment in February 2015.